Business Segment	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
BUSINESS SEGMENT

Note 8 BUSINESS SEGMENT

The Company manages and classifies its business into two reportable business segments:

●	FOXO Labs is commercializing proprietary epigenetic biomarker technology to be used for underwriting risk classification in the global life insurance industry. The Company’s innovative biomarker technology enables the adoption of new saliva-based health and wellness biomarker solutions for underwriting and risk assessment. The Company’s research demonstrates that epigenetic biomarkers, collected from saliva, provide measures of individual health and wellness for the factors used in life insurance underwriting traditionally obtained through blood and urine specimens.

●	FOXO Life is redefining the relationship between consumers and insurer by combining life insurance with a dynamic molecular health and wellness platform. FOXO Life seeks to transform the value proposition of the life insurance carrier from a provider of mortality risk protection products to a partner supporting its customers’ healthy longevity. FOXO Life’s multi-omic health and wellness platform will provide life insurance consumers with valuable information and insights about their individual health and wellness to support longevity.

FOXO Labs generates revenue by collecting epigenetic services royalties. FOXO Life generates revenue from the sale of life insurance products. Asset information is not used by the Chief Operating Decision Maker (“CODM”) or included in the information provided to the CODM to make decisions and allocate resources.

The primary income measure used for assessing segment performance and making operating decisions is earnings before interest, income taxes, depreciation, amortization, and equity-based compensation (“Segment Earnings”). The segment measure of profitability also excludes corporate and other costs, including management, IT, overhead costs and certain other non-cash charges or benefits, such as non-cash change in fair value of convertible debentures.

Summarized below is information about the Company’s operations for the six months ended June 30, 2022 and June 30, 2021 by business segment:

	Six Months Ended June 30,
	Revenue		Earnings
	2022	2021	2022	2021
FOXO Labs	$64	$44	$(1,452)	$(2,637)
FOXO Life	15	18	(1,912)	(836)
	79	62	(3,364)	(3,473)
Corporate and other(a)			(31,716)	(6,388)
Interest expense			(826)	(512)
Total	$79	$62	$(35,906)	$(10,373)

(a)	Corporate and other includes equity-based compensation expense of $1,690 and ($34) as well as depreciation expense of $86 and $46 for the six months ended June 30, 2022 and 2021, respectively. The Company previously had outstanding phantom equity units, which were cancelled during the year ended December 31, 2021, and recognized a deferred compensation liability associated with such units and remeasured the liability on a quarterly basis. Equity-based compensation expense recorded during the six months ended June 30, 2021 included remeasurements related to the phantom equity, and unfavorable remeasurements resulted in a cumulative reduction in expense during that period. For the six months ended June 30, 2022, equity-based compensation expense included $1,229 in costs related to the consulting agreement. The six months ended June 30, 2022 and 2021 also included $24,483 and $2,319 for the non-cash change in fair value of convertible debentures. See Note 5 for additional information.

Note 12 BUSINESS SEGMENT

The Company manages and classifies its business into two reportable business segments:

●	FOXO Labs is commercializing proprietary epigenetic biomarker technology to be used for underwriting risk classification in the global life insurance industry. The Company’s innovative biomarker technology enables the adoption of new saliva-based health and wellness biomarker solutions for underwriting and risk assessment. The Company’s research demonstrates that epigenetic biomarkers, collected from saliva, provide measures of individual health and wellness for the factors used in life insurance underwriting traditionally obtained through blood and urine specimens.

●	FOXO Life is redefining the relationship between consumers and insurer by combining life insurance with a dynamic molecular health and wellness platform. FOXO Life seeks to transform the value proposition of the life insurance carrier from a provider of mortality risk protection products to a partner supporting its customers’ healthy longevity. FOXO Life’s multi-omic health and wellness platform will provide life insurance consumers with valuable information and insights about their individual health and wellness to support longevity.

FOXO Labs generates revenue by collecting epigenetic services royalties. FOXO Life generates revenue from the sale of life insurance products. Asset information is not used by the Chief Operating Decision Maker (“CODM”) or included in the information provided to the CODM to make decisions and allocate resources.

The primary income measure used for assessing segment performance and making operating decisions is earnings before interest, income taxes, depreciation, amortization, and equity-based compensation (“Segment Earnings”). The segment measure of profitability also excludes corporate and other costs, including management, IT, overhead costs and certain other non-cash charges or benefits, such as any non-cash changes in fair value.

Summarized below is information about the Company’s operations for the three and nine months ended September 30, 2022 and September 30, 2021 by business segment:

	Three Months Ended September 30,				Nine Months Ended September 30,
	Revenue		Earnings		Revenue		Earnings
	2022	2021	2022	2021	2022	2021	2022	2021
FOXO Labs	$7	$23	$(499)	$(1,632)	$71	$67	$(1,952)	$(4,268)
FOXO Life	7	8	(1,157)	(831)	22	26	(3,070)	(1,667)
	14	31	(1,656)	(2,463)	93	93	(5,022)	(5,935)
Corporate and other (a)	-	-	(9,197)	(24,465)	-	-	(40,911)	(30,854)
Interest expense	-	-	(424)	(313)	-	-	(1,250)	(825)
Total	$14	$31	$(11,277)	$(27,241)	$93	$93	$(47,183)	$(37,614)

(a)	Corporate and other includes equity-based compensation, including the consulting agreement, expense of $2,266 and $42 as well as depreciation expense of $74 and $25 for the three months ended September 30, 2022 and 2021, respectively. Corporate and other includes equity-based compensation, including the consulting agreement, expense of $3,956 and $8 as well as depreciation expense of $159 and $71 for the nine months ended September 30, 2022 and 2021, respectively. The three months ended September 30, 2022 and 2021 included $3,632 and $22,571 for the changes in fair value of convertible debentures, warrant liability, and forward purchase derivative. The nine months ended September 30, 2022 and 2021 also included $28,115 and $24,890 for the changes in fair value of convertible debentures, warrant liability, and forward purchase derivative. See Notes 5, 6, 7, 9 and 11 for additional information.

Note 14 BUSINESS SEGMENT

The Company operates as two reportable business segments based on the different product offerings:

●	FOXO Labs is commercializing proprietary epigenetic biomarker technology to be used for underwriting risk classification in the global life insurance industry. The Company’s innovative biomarker technology enables the adoption of new saliva-based health and wellness biomarker solutions for underwriting and risk assessment. The Company’s research demonstrates that epigenetic biomarkers, collected from saliva, provide measures of individual health and wellness for the factors used in life insurance underwriting traditionally obtained through blood and urine specimens.

●	FOXO Life is redefining the relationship between consumers and insurer by combining life insurance with a dynamic molecular health and wellness platform. FOXO Life seeks to transform the value proposition of the life insurance carrier from a provider of mortality risk protection products to a partner supporting its customers’ healthy longevity. FOXO Life’s multi-omic health and wellness platform will provide life insurance consumers with valuable information and insights about their individual health and wellness to support longevity.

FOXO Labs generates revenue through performing epigenetic biomarker services and collecting epigenetic services royalties. FOXO Life generates revenue from the sale of life insurance products. See Note 3 for additional information. Asset information is not used by the Chief Operating Decision Maker (“CODM”) or included in the information provided to the CODM to make decisions and allocate resources.

The primary income measure used for assessing segment performance and making operating decisions is earnings before interest, income taxes, depreciation, amortization, and equity-based compensation (“Segment Earnings”). The segment measure of profitability also excludes corporate and other costs, including management, IT, overhead costs and impairment charges.

Summarized below is information about the Company’s operations for the years ended December 31, 2021 and 2020 by business segment:

	Revenue		Earnings
	2021	2020	2021	2020
FOXO Labs	$85	$23	$(4,790)	$(1,966)
FOXO Life	35	40	(2,381)	(1,415)
	120	63	(7,171)	(3,381)
Corporate and other(a)			(30,199)	(5,333)
Interest income (expense)			(1,118)	61
Total	$120	$63	$(38,488)	$(8,653)

(a)	Corporate and other includes equity-based compensation expense of $131 and $920 as well as depreciation expense of $98 and $1,074 for the years ended December 31, 2021 and 2020, respectively. The year ended December 31, 2021 also includes $21,703 for a non-cash change in fair value of convertible debentures and $400 for an investment impairment. See Notes 3, 4, 6, and 11 for additional information.